Financial Instrument Risk (Tables)	12 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Foreign currency denominated financial assets and liabilities
The amounts shown are translated into GBP at the closing rate:

June 30, 2018	Long Term GBP £‘000	Long Term EUR £‘000	Long Term USD £‘000	Short Term GBP £‘000	Short Term EUR £‘000	Short Term USD £‘000	Short Term RON £‘000	Short Term Others £‘000	TOTAL £‘000
Financial assets	—	—	—	37,853	5,485	10,485	8,603	4,974	67,400
Financial liabilities	(277)	(20)	(7,251)	(37,408)	(2,428)	(14,406)	(11,926)	(3,479)	(77,195)
Total	(277)	(20)	(7,251)	445	3,057	(3,921)	(3,323)	1,495	(9,795)

Schedule of effect of changes in foreign exchange rates
During the year ended 30 June 2018, the Sterling/RON volatility ranged from the RON strengthening against Sterling by 3% to weakening by 5%.

GBP/RON:+3% Profit impact £’000
June 30, 2018	(330)

GBP/RON: -5% Profit impact £’000
June 30, 2018	521

GBP/RON: +3% Total equity £’000
June 30, 2018	(283)
During the year ended 30 June 2017, the Sterling/RON volatility ranged from the RON strengthening against Sterling by 4% to weakening by 5%.

GBP/RON: +4% Profit impact £’000
June 30, 2017	(330)

GBP/RON: -5% Profit impact £’000
June 30, 2017	483

GBP/RON: +4% total equity £’000
June 30, 2017	(672)

Schedule of maximum exposure to credit risk
The Group’s maximum exposure to credit risk is limited to the carrying amount of financial assets recognised at 30 June, as summarised below:

	2018 £’000	2017 £’000
Cash and cash equivalents	£15,048	£23,571
Trade and other receivables	52,352	41,494
Total	£67,400	£65,065

Analysis of age of financial assets that are past due but not impaired
Information on financial assets past due but not impaired are as follows:

	2018 £’000	2017 £’000
Not more than 3 months	£830	£2,735
More than 3 months but not more than 6 months	586	61
More than 6 months but not more than 1 year	—	—
More than 1 year	—	—
Total	£1,416	£2,796

Disclosure of maturity analysis for non-derivative financial liabilities
As at 30 June 2018, the Group’s non-derivative financial liabilities had contractual maturities (including interest payments where applicable) as summarised below:

	Current 0 - 6 months £’000	Current 6 - 12 months £’000	Non-Current 1 - 5 years £’000	Non-Current +5 years £’000
Bank loans	£19,726	£—	£—	£—
Finance lease obligations	23	21	20	—
Trade and other payables	40,243	—	—	—
Deferred consideration	3,031	1,515	—	—
Contingent consideration	3,984	1,196	7,967	—
Other liabilities	—	—	277	—
Total	£67,007	£2,732	£8,264	£—
There were no forward foreign currency options in place at 30 June 2018.
As at 30 June 2017, the Group’s non-derivative financial liabilities had contractual maturities (including interest payments where applicable) as summarised below:

	Current 0 - 6 months £’000	Current 6 - 12 months £’000	Non-Current 1 - 5 years £’000	Non-Current +5 years £’000
Bank loans	£29,314	£—	£—	£—
Finance lease obligations	63	25	63	—
Trade and other payables	24,358	—	—	—
Deferred consideration	—	—	—	—
Contingent consideration	—	—	—	—
Other liabilities	—	—	253	—
Total	£53,735	£25	£316	£—